Consolidated Earnings/losses per Share - ARS ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Net (Loss) / Profit attributable to Parent's shareholders	$ (701,220)	$ 5,938,807
PLUS: Potential diluted earnings per common share
Net (Loss) / Profit attributable to Parent's shareholders adjusted as per diluted earnings	$ (701,220)	$ 5,938,807
Weighted average of outstanding common shares for the fiscal year	661,141	629,531
PLUS: Weighted average of the number of additional common shares with dilution effects
Weighted average of outstanding common shares for the fiscal year adjusted as per dilution effect	661,141	629,531
Basic (Loss)/Earnings per share	$ (1.06)	$ 9.43